ORGANIZATION AND BASIS OF PRESENTATION (Details)	12 Months Ended
Dec. 31, 2019
Investments in and advances to affiliates
Concentration of net revenues (as a percent)	70.00%
Beijing RYB Technology Development Co., Ltd ("RYB Technology")
Investments in and advances to affiliates
Percentage of legal ownership by the Company	100.00%
QIYUAN Education Technology (Tianjin) Co., Ltd ("TJ Qiyuan")
Investments in and advances to affiliates
Percentage of legal ownership by the Company	100.00%
Beijing Beilin International Education Co., Ltd. ("BJ Beilin")
Investments in and advances to affiliates
Percentage of legal ownership by the Company	90.00%
Precious Companion Group Limited
Investments in and advances to affiliates
Percentage of legal ownership by the Company	100.00%
Digital Knowledge World Co., Ltd. Islands
Investments in and advances to affiliates
Percentage of legal ownership by the Company	90.00%
Digital Education Co., Ltd.
Investments in and advances to affiliates
Percentage of legal ownership by the Company	90.00%
Beilin International Education Limited
Investments in and advances to affiliates
Percentage of legal ownership by the Company	90.00%
Global Eduhub Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	77.00%
Global Edu (SG) Holding Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	77.00%
Global Eduhub Holding Limited
Investments in and advances to affiliates
Percentage of legal ownership by the Company	77.00%
VIEs | NASCANS Pte. Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	77.00%
VIEs | Mulberry Learning Centre International Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	77.00%
VIEs | Mulberry Learning Centre @ Tanjong Pagar Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	77.00%
VIEs | Alphabet Playhouse Childcare and Learning Centre Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	77.00%
VIEs | Alphabet Playhouse @ East Coast Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	77.00%